OTHER NOTES TO THE ACCOUNTS	12 Months Ended
Dec. 31, 2022
OTHER NOTES TO THE ACCOUNTS
OTHER NOTES TO THE ACCOUNTS

Group financial statements continued

Notes to the Group accounts continued

22 Other notes to the accounts

22.1 Share-based payments

Accounting policy

The Group operates a number of equity-settled executive and employee share plans. For all grants of share options and awards, the fair value at the grant date is calculated using appropriate option pricing models. The grant date fair value is recognised over the vesting period as an expense, with a corresponding increase in retained earnings.

The Group operates the following equity-settled executive and employee share plans: Smith & Nephew Global Share Plan 2010, Smith & Nephew Global Share Plan 2020, Smith & Nephew ShareSave Plan (2012) and Smith & Nephew International ShareSave Plan (2012). At 31 December 2022, 5,202,000 options (2021: 4,472,000, 2020: 4,582,000) were outstanding with a range of exercise prices from 843 to 1,541 pence.

At 31 December 2022, the maximum number of shares that could be awarded under the Group’s long-term incentive plans was 7,371,000 (2021: 5,997,000, 2020: 4,704,000). These include conditional share awards granted to senior employees and equity and performance share awards granted to senior executives under the Global Share Plan 2010 and Global Share Plan 2020.

The expense charged to the income statement for share-based payments for the year is $40m (2021: $41m, 2020: $26m).

22.2 Related party transactions

Trading transactions

In the course of normal operations, the Group traded with its associates detailed in Note 11. The aggregated transactions, which have not been disclosed elsewhere in the financial statements are $nil (2021: $nil, 2020: $nil).

Key management personnel

The remuneration of Executive Officers (including Non-Executive Directors) during the year is summarised below:

	2022	2021	2020
	$ million	$ million	$ million
Short-term employee benefits	17	16	12
Share-based payments expense	10	7	5
Pension and post-employment benefit entitlements	2	1	2
	29	24	19

Retirement benefit schemes

Details of the Group’s retirement benefit schemes are set out in Note 18.